UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   February 08, 2007

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total (x$1000):   $642,240


List of Other Included Managers:

NONE
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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLDRS INDEX FDS TR EMERGING    ETFS             09348R300    19000   488140 SH       SOLE                   488140        0        0
CLUBCORP INC                   COM              189994106    10920   845483 SH       SOLE                   845483        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107     5270  1197998 SH       SOLE                  1197998        0        0
ISHARES INC MSCI BRAZIL FREE   ETFS             464286400     7490   159842 SH       SOLE                   159842        0        0
ISHARES INC MSCI SOUTH KOREA   ETFS             464286772    18570   375829 SH       SOLE                   375829        0        0
ISHARES INC MSCI TAIWAN IND FD ETFS             464286731     5080   350000 SH       SOLE                   350000        0        0
ISHARES TR MSCI EAFE INDEX FD  ETFS             464287465    48050   656300 SH       SOLE                   656300        0        0
ISHARES TR S & P GLOBAL 100    ETFS             464287572   159710  2154798 SH       SOLE                  2154798        0        0
ISHARES TR S&P 100 INDEX FD    ETFS             464287101   233030  3524317 SH       SOLE                  3524317        0        0
LEXICON GENETICS INC COM       COM              528872104      900   250000 SH       SOLE                   250000        0        0
PHARMACEUTICAL HOLDERS TR      ETFS             71712A206    23530   305400 SH       SOLE                   305400        0        0
SECTOR SPDR TR SBI INDUSTRIAL  ETFS             81369Y704     1750    50000 SH       SOLE                    50000        0        0
SELECT SECTOR SPDR FUND HEALTH ETFS             81369Y209     9180   274000 SH       SOLE                   274000        0        0
SPDR TR UNIT SER 1 S & P       ETFS             78462F103    97340   687000 SH       SOLE                   687000        0        0
TEXAS INSTRS INC COM           COM              882508104      920    32000 SH       SOLE                    32000        0        0
ZIOPHARM ONCOLOGY INC COM      COM              98973P101     1500   250487 SH       SOLE                   250487        0        0